Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
May 31, 2024
MES-NPRT1-0724
1.802181.120
Common Stocks - 94.4%
	Shares	Value ($)
Biotechnology - 3.3%
Biotechnology - 3.3%
Exact Sciences Corp. (a)	1,813,520	82,424,484
Natera, Inc. (a)	380,000	40,481,400
Repligen Corp. (a)	250,000	37,272,500
Vericel Corp. (a)	307,635	14,674,190
		174,852,574
Financial Services - 0.0%
Specialized Finance - 0.0%
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	235,185	381,000
Health Care Equipment & Supplies - 54.8%
Health Care Equipment - 53.2%
Abbott Laboratories	1,560,000	159,416,400
Atricure, Inc. (a)(d)	1,200,000	27,048,000
Boston Scientific Corp. (a)	10,000,000	755,699,999
DexCom, Inc. (a)	900,000	106,893,000
Edwards Lifesciences Corp. (a)(d)	2,670,000	231,996,300
GE Healthcare Technologies, Inc.	100,000	7,800,000
Glaukos Corp. (a)	1,160,000	130,755,200
Inspire Medical Systems, Inc. (a)	500,000	79,395,000
Insulet Corp. (a)	870,000	154,155,300
Intuitive Surgical, Inc. (a)	1,070,000	430,268,400
Masimo Corp. (a)	1,000,000	124,500,000
Outset Medical, Inc. (a)(d)(e)	3,300,000	12,309,000
Penumbra, Inc. (a)(d)	1,133,672	214,796,834
PROCEPT BioRobotics Corp. (a)(d)	970,000	64,408,000
Stryker Corp.	1,000,000	341,090,000
Tandem Diabetes Care, Inc. (a)	500,000	25,615,000
		2,866,146,433
Health Care Supplies - 1.6%
Alcon, Inc.	600,000	53,478,000
Align Technology, Inc. (a)	128,000	32,922,880
		86,400,880
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,952,547,313
Health Care Providers & Services - 2.1%
Health Care Services - 2.1%
agilon health, Inc. (a)	4,000,000	25,200,000
LifeStance Health Group, Inc. (a)(d)	9,000,000	50,130,000
Privia Health Group, Inc. (a)	2,280,000	39,603,600
		114,933,600
Health Care Technology - 4.6%
Health Care Technology - 4.6%
DNA Script (a)(b)(c)	1,220	121,230
DNA Script (a)(b)(c)	4,668	464,259
Doximity, Inc. (a)(d)	1,000,000	27,730,000
Evolent Health, Inc. Class A (a)	1,280,000	27,123,200
Phreesia, Inc. (a)	2,269,933	42,947,132
Veeva Systems, Inc. Class A (a)	850,000	148,112,500
		246,498,321
Life Sciences Tools & Services - 29.6%
Life Sciences Tools & Services - 29.6%
10X Genomics, Inc. (a)(d)	1,991,465	44,648,645
10X Genomics, Inc. Class B (a)(f)	392,772	8,805,948
Bio-Techne Corp.	280,000	21,613,200
Bruker Corp.	1,230,000	80,577,300
Danaher Corp. (d)	2,740,000	703,632,000
IQVIA Holdings, Inc. (a)	690,000	151,172,100
Lonza Group AG	70,000	37,999,549
QIAGEN NV (Germany)	600,000	25,688,526
Sartorius Stedim Biotech	128,000	25,498,282
Thermo Fisher Scientific, Inc.	830,000	471,423,400
West Pharmaceutical Services, Inc.	70,000	23,198,700
		1,594,257,650
TOTAL COMMON STOCKS (Cost $2,896,619,751)		5,083,470,458

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
Biotechnology - 0.7%
Biotechnology - 0.7%
Asimov, Inc. Series B (a)(b)(c)	97,985	4,396,587
Caris Life Sciences, Inc. Series D (a)(b)(c)	2,803,935	7,262,192
Element Biosciences, Inc. Series B (a)(b)(c)	2,385,223	18,223,104
ElevateBio LLC Series C (a)(b)(c)	214,700	656,982
Inscripta, Inc. Series D (a)(b)(c)	3,938,731	9,334,792
		39,873,657
Financial Services - 0.3%
Specialized Finance - 0.3%
Saluda Medical, Inc. Series D (a)(b)(c)	1,567,904	14,032,741
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. Series D6 (a)(b)(c)	13,783,189	9,372,569
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc.:
Series C (a)(b)(c)	2,605,625	9,875,319
Series D (b)(c)	525,299	2,332,328
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	309,255	1,468,961
		13,676,608
Health Care Technology - 0.7%
Health Care Technology - 0.7%
Aledade, Inc.:
Series B1 (a)(b)(c)	175,232	6,904,141
Series E1 (a)(b)(c)	58,567	2,307,540
DNA Script:
Series B (a)(b)(c)	59	6,547
Series C (a)(b)(c)	28,249	10,181,534
Omada Health, Inc. Series E (a)(b)(c)	2,182,939	8,797,244
PrognomIQ, Inc.:
Series A5 (a)(b)(c)	833,333	1,399,999
Series B (a)(b)(c)	2,735,093	6,400,118
Series C (a)(b)(c)	752,098	2,000,581
		37,997,704
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (a)(b)(c)	3,641,139	3,094,968
Textiles, Apparel & Luxury Goods - 0.4%
Textiles - 0.4%
Freenome, Inc.:
Series C (a)(b)(c)	2,268,156	12,474,858
Series D (a)(b)(c)	1,325,855	7,782,769
		20,257,627
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $201,503,739)		138,305,874

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/27 (b)(c) (Cost $2,433,800)	2,433,800	2,495,375

Preferred Securities - 0.2%
	Principal Amount (g)	Value ($)
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. 0% (b)(c)(h) (Cost $19,551,861)	19,551,861	13,080,195

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	83,271,922	83,288,576
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	73,940,221	73,947,615
TOTAL MONEY MARKET FUNDS (Cost $157,236,191)		157,236,191

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,277,345,342)	5,394,588,093
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,302,036)
NET ASSETS - 100.0%	5,386,286,057

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,847,933 or 2.9% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,805,948 or 0.2% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756

Aledade, Inc. Series E1	5/20/22	2,917,480

Asimov, Inc. Series B	10/29/21	9,081,318

Caris Life Sciences, Inc. Series D	5/11/21	22,711,874

Conformal Medical, Inc. Series C	7/24/20	9,554,996

Conformal Medical, Inc. Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395

DNA Script	12/17/21	4,714,776

DNA Script Series B	12/17/21	47,244

DNA Script Series C	10/01/21	24,572,393

Element Biosciences, Inc. Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Freenome, Inc. Series C	8/14/20	14,999,996

Freenome, Inc. Series D	11/22/21	9,999,996

Galvanize Therapeutics Series B	3/29/22	6,303,849

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,433,800

Inscripta, Inc. Series D	11/13/20	18,000,001

Kardium, Inc. Series D6	12/30/20	14,001,515

Kardium, Inc. 0%	12/30/20	19,551,861

Omada Health, Inc. Series E	12/22/21	13,087,156

PrognomIQ, Inc. Series A5	8/20/20	503,333

PrognomIQ, Inc. Series B	9/11/20	6,249,999

PrognomIQ, Inc. Series C	2/16/22	2,301,420

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	20,000,011

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	18,516,986	247,501,114	182,727,601	121,977	(1,923)	-	83,288,576	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	149,430,952	206,930,246	282,413,583	26,984	-	-	73,947,615	0.3%
Total	167,947,938	454,431,360	465,141,184	148,961	(1,923)	-	157,236,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Outset Medical, Inc.	8,820,000	1,911,670	-	-	-	1,577,330	12,309,000
Total	8,820,000	1,911,670	-	-	-	1,577,330	12,309,000

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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